Mining interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mining Interests
Beginning balance	$ 1,828.3
Ending balance	1,787.9	$ 1,828.3
COST
Mining Interests
Beginning balance	3,325.9	3,249.7
Additions	319.3	299.9
Disposals	7.9	9.1
Transfers	0.0	0.0
Sale of Blackwater (Note 10)	150.0	214.6
Ending balance	3,487.3	3,325.9
ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance	(1,497.6)	(1,321.7)
Disposals	(5.5)	(7.2)
Sale of Blackwater (Note 10)		(6.6)
Depreciation for the period	207.3	189.7
Ending balance	(1,699.4)	(1,497.6)
Depletable
Mining Interests
Beginning balance	660.3
Ending balance	740.2	660.3
Depletable | COST
Mining Interests
Beginning balance	1,569.4	1,451.1
Additions	113.2	57.7
Disposals	0.3	0.0
Transfers	63.6	60.6
Sale of Blackwater (Note 10)	0.0	0.0
Ending balance	1,745.9	1,569.4
Depletable | ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance	(909.1)	(831.4)
Disposals	(0.1)	0.0
Sale of Blackwater (Note 10)		0.0
Depreciation for the period	96.7	77.7
Ending balance	(1,005.7)	(909.1)
Non- depletable
Mining Interests
Beginning balance	300.4
Ending balance	261.0	300.4
Non- depletable | COST
Mining Interests
Beginning balance	300.4	409.0
Additions	110.6	85.7
Disposals	0.0	0.0
Transfers	0.0	0.0
Sale of Blackwater (Note 10)	150.0	194.3
Ending balance	261.0	300.4
Non- depletable | ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance	0.0	0.0
Disposals	0.0	0.0
Sale of Blackwater (Note 10)		0.0
Depreciation for the period	0.0	0.0
Ending balance	0.0	0.0
Plant & equipment
Mining Interests
Beginning balance	710.6
Ending balance	668.6	710.6
Plant & equipment | COST
Mining Interests
Beginning balance	1,299.1	1,260.2
Additions	36.5	68.3
Disposals	7.6	9.1
Transfers	34.3	0.0
Sale of Blackwater (Note 10)	0.0	20.3
Ending balance	1,362.3	1,299.1
Plant & equipment | ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance	(588.5)	(490.3)
Disposals	(5.4)	(7.2)
Sale of Blackwater (Note 10)		(6.6)
Depreciation for the period	110.6	112.0
Ending balance	(693.7)	(588.5)
Construction in progress
Mining Interests
Beginning balance	157.0
Ending balance	118.1	157.0
Construction in progress | COST
Mining Interests
Beginning balance	157.0	129.4
Additions	59.0	88.2
Disposals	0.0	0.0
Transfers	(97.9)	(60.6)
Sale of Blackwater (Note 10)	0.0	0.0
Ending balance	118.1	157.0
Construction in progress | ACCUMULATED DEPRECIATION
Mining Interests
Beginning balance	0.0	0.0
Disposals	0.0	0.0
Sale of Blackwater (Note 10)		0.0
Depreciation for the period	0.0	0.0
Ending balance	$ 0.0	$ 0.0